Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Activity - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Jan. 01, 2024	Jan. 01, 2023	Jan. 01, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Activity [Abstract]
Number of options, Outstanding ending balance	121,808	122,308	72,058	59,750	121,808	122,308
Weighted- average exercise price, Outstanding ending balance	$ 17.23	$ 17.229	$ 10.568	$ 25.66	$ 17.231	$ 17.229
Weighted- average remaining contractual term, Outstanding ending balance	4 years 10 months 17 days	5 years 10 months 17 days	4 years 5 months 15 days	7 years 4 months 2 days	4 years 10 months 17 days	5 years 10 months 17 days
Aggregate intrinsic value, Outstanding ending balance		$ 144	$ 493		$ 316	$ 144
Number of options, Exercisable				33,554	88,895	69,318
Weighted-average exercise price, Exercisable				$ 24.78	$ 13.696	$ 9.939
Weighted-average remaining contractual term, Exercisable				7 years	3 years 7 months 13 days	3 years 3 months 14 days
Aggregate intrinsic value, Exercisable				$ 490	$ 316	$ 144
Number of options, Vested and expected to vest				59,750	121,808	122,308
Weighted- average exercise price, Vested and expected to vest				$ 25.66	$ 17.231	$ 17.229
Weighted- average remaining contractual term, Vested and expected to vest				7 years 4 months 2 days	4 years 10 months 17 days	5 years 10 months 17 days
Aggregate intrinsic value, Vested and expected to vest					$ 316	$ 144
Number of options, Granted						54,500
Weighted-average exercise price, Granted						$ 26.78
Weighted-average remaining contractual term, Granted						9 years 11 months 23 days
Number of options, Exercised				(31,138)		(103)
Weighted-average exercise price, Exercised				$ 0.01		$ 26.771
Weighted-average remaining contractual term, Exercised				3 days		8 years 2 months 19 days
Number of options, Forfeited				(735)		(2,548)
Weighted-average exercise price, Forfeited				$ 26.78		$ 26.775
Weighted-average remaining contractual term, Forfeited				6 years 7 days		9 years 2 months 4 days
Number of options, Expired				(30,185)	(500)	(1,599)
Weighted-average exercise price, Expired				$ (18.08)	$ (17)	$ (27)
Weighted-average remaining contractual term, Expired